Note 12 - Income Taxes (Tables)	12 Months Ended
Mar. 31, 2016
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	Thousands of Yen
	2014	2015	2016
Income from operations before income tax expense and equity in net income of equity method investees:
Domestic	¥6,406,153	¥5,407,802	¥6,460,898
Foreign	(131,262)	(268,810)	(267,564)
Total	¥6,274,891	¥5,138,992	¥6,193,334
Income taxes ―current:
Domestic	¥2,453,549	¥1,720,557	¥1,929,139
Foreign	41,582	(34,922)	5,277
Total	¥2,495,131	¥1,685,635	¥1,934,416
Income taxes ―deferred:
Domestic	¥(729,822)	¥181,088	¥255,992
Foreign	29,996	30,142	(6,877)
Total	¥(699,826)	¥211,230	¥249,115

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	Thousands of Yen
	2015		2016
	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities

Unrealized gains on available-for-sale securities	–	¥832,426	–	¥620,755
Capital leases	¥141,255	–	¥130,365	–
Accrued expenses	995,253	–	933,947	–
Retirement and pension cost	960,151	–	1,102,215	–
Allowance for doubtful accounts	58,760	–	56,534	–
Depreciation	101,652	–	72,109	–
Net loss on other investments	230,794	–	205,373	–
Operating loss carryforwards	1,276,690	–	947,031	–
Transactions in transit*	–	106,631	–	96,714
Impairment loss on telephone rights	74,268	–	67,102	–
Accrued enterprise tax	86,448	–	120,793	–
Asset retirement obligation	194,553	–	183,912	–
Deferred revenue	353,098	–	387,481	–
Customer relationships	–	1,299,335	–	1,058,578
Tax deduction of goodwill	–	810,172	–	791,377
Excess of tax deductible goodwill over the reported amount of goodwill	88,769	–	–	–
Trademark	–	38,413	–	29,664
Investments in equity method investees	–	241,210	–	291,266
Investments in funds	100,045	–	83,818	–
Asset retirement cost	–	160,293	–	146,266
Other	333,752	85,128	329,491	68,941
Total	4,995,488	3,573,608	4,620,171	3,103,561
Valuation allowance	(611,997)	–	(627,693)	–

Total	¥4,383,491	¥3,573,608	¥3,992,478	¥3,103,561

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	Thousands of Yen
Expired in Year Ending March 31	Enterprise Tax Subject to Consolidation Tax Filing	Inhabitant Tax Subject to Consolidation Tax Filing	Others

2017	–	–	–
2018	–	–	¥79,790
2019	–	–	214,286
2020	–	–	829,986
2021 and thereafter	¥253,286	¥18,663	1,800,221

Total	¥253,286	¥18,663	¥2,924,283

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Thousands of Yen
	2014	2015	2016

Amount computed by using normal Japanese statutory tax rate	¥2,403,283	¥1,844,898	¥2,074,767
Increase (decrease) in taxes resulting from:
Expenses not deductible for tax purpose	102,634	76,258	93,262
Inhabitant tax—per capita	37,122	39,114	39,538
Change in valuation allowance	(957,182)	159,163	15,696
Tax effects on investments in equity method investees	65,489	19,650	48,368
Enterprise tax—not based on income	82,191	90,086	146,883
Tax rate change	106,487	51,788	23,183
Tax credit	–	(232,834)	(269,145)
Tax refund by loss carryback	–	(32,275)	–
Other—net	(44,719)	(118,983)	10,979
Income tax expense as reported	¥1,795,305	¥1,896,865	¥2,183,531